Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current
Cash and cash equivalents (note 8)	$ 614,660	$ 639,491
Restricted cash (note 10)	4,748	39,390
Accounts receivable, including non-trade of $109,114 (2012 - $83,046) and related party balance of $16,371 (2012 - $9,101)	528,594	491,656
Assets held for sale (notes 11 and 18)	176,247	22,364
Net investment in direct financing leases (note 9)	21,545	12,303
Prepaid expenses and other	57,158	61,549
Current portion of loans to equity accounted investees	37,019	139,183
Current portion of investment in term loans (note 4)	211,579	117,820
Current portion of derivative assets (note 15)	23,040	31,669
Total current assets	1,674,590	1,555,425
Restricted cash - non-current (note 10)	497,984	494,429
Vessels and equipment (note 8)
At cost, less accumulated depreciation of $2,135,780 (2012 - $1,976,257)	6,012,940	6,004,324
Vessels under capital leases, at cost, less accumulated amortization of $152,020 (2012 - $133,228) (note 10)	571,692	624,059
Advances on new building contracts (note 16a)	766,512	692,675
Total vessels and equipment	7,351,144	7,321,058
Net investment in direct financing leases - non-current (note 9)	705,717	424,298
Loans to equity accounted investees and joint venture partners, bearing interest between nil to 8% (note 23)	132,229	67,720
Derivative assets (note 15)	69,797	148,581
Equity accounted investments (note 16b, 18b and 23)	690,309	480,043
Investment in term loans (note 4)	0	68,114
Other non-current assets	159,494	149,682
Intangible assets - net (note 6)	107,898	126,136
Goodwill (note 6)	166,539	166,539
Total assets	11,555,701	11,002,025
Current
Accounts payable	98,415	111,474
Accrued liabilities (notes 7 and 15)	466,824	367,282
Liabilities associated with assets held for sale (notes 8, 11 and 18)	168,007	0
Current portion of derivative liabilities (note 15)	143,999	115,835
Current portion of long-term debt (note 8)	996,425	797,411
Current obligation under capital leases (note 10)	31,668	70,272
Current portion of in-process revenue contracts	40,176	60,627
Total current liabilities	1,945,514	1,522,901
Long-term debt, including amounts due to joint venture partners of $13,282 (2012 - $13,282) (note 8)	5,113,045	4,762,303
Long-term obligation under capital leases (note 10)	566,661	567,302
Derivative liabilities (note 15)	299,570	528,187
In-process revenue contracts	139,676	180,964
Other long-term liabilities	271,621	220,079
Total liabilities	8,336,087	7,781,736
Commitments and contingencies (note 8, 9, 10, 15 and 16)
Redeemable non-controlling interest (note 16d)	16,564	28,815
Equity
Common stock and additional paid-in capital ($0.001 par value; 725,000,000 shares authorized; 70,729,399 shares outstanding (2012 - 69,704,188); 71,528,599 shares issued (2012 - 70,203,388) (note 12)	713,760	681,933
Retained earnings	435,217	648,224
Non-controlling interest	2,071,262	1,876,085
Accumulated other comprehensive loss (note 1)	(17,189)	(14,768)
Total equity	3,203,050	3,191,474
Total liabilities and equity	$ 11,555,701	$ 11,002,025